As filed with the U.S. Securities and Exchange Commission
on November 2, 2023
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 759 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 762 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on November 22, 2023 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 759 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 738, which was filed with the Securities and Exchange Commission on July 20, 2023 for the Global X Bitcoin Trend Strategy ETF. This Post-Effective Amendment No. 759 is filed solely for the purpose of designating November 22, 2023 as the new effective date of Post-Effective Amendment No. 738, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 749 filed on September 22, 2023, Post-Effective Amendment No. 752 filed on October 3, 2023 and Post-Effective Amendment No. 757 filed on October 25, 2023. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 759 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 2nd day of November, 2023.

Global X Funds

By: /s/ Luis Berruga
Luis Berruga

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Name	Title	Date

/s/ Luis Berruga	Trustee, President	November 2, 2023
Luis Berruga

/s/ John Belanger	Principal Financial Officer	November 2, 2023
John Belanger

/s/ Ronnie Riven	Treasurer	November 2, 2023
Ronnie Riven

*	Trustee	November 2, 2023
Charles A. Baker

*	Trustee	November 2, 2023
Susan M. Ciccarone

*	Trustee	November 2, 2023
Clifford J. Weber

*/s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney